Investment Portfolioas of May 31, 2026 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.7%
New York 93.9%
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC, Series D, 4.0%, 11/1/2046	2,500,000	2,385,448
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AG	1,250,000	1,108,950
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	947,810
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2040	1,980,000	1,734,352
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	684,155
Clinton County, NY, State Capital Resource Corp. Revenue, Clinton-Essex-Warren- Washington Board of Cooperative Educational Services, 144A, 5.0%, 7/1/2046	800,000	827,912
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	201,347
4.0%, 7/1/2037	200,000	200,462
4.0%, 7/1/2038	200,000	199,001
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,698,310
Long Island, NY, Electric System Revenue, Power Authority:
Series E, 5.0%, 9/1/2053	1,000,000	1,034,338
Series A, 5.25%, 9/1/2054	500,000	529,432
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	872,620
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,354,646
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	980,404
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	904,435
New York, Albany Capital Resource Corp. Revenue, Medical Center Hospital Obligated Group, Series A, 5.5%, 5/1/2055	1,500,000	1,601,248
New York, Battery Park City Authority Revenue, 5.25%, 11/1/2055	1,000,000	1,068,874
New York, Brookhaven Local Development Corp., Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,207,027
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,500,985
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	689,557
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	756,745
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,011,680
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	885,246
New York, Build New York City Resource Corp. Revenue, TrlPs Obligated Group, AMT, 5.5%, 7/1/2055	1,000,000	1,030,191
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	690,000	690,902
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,518,609

New York, Liberty Development Corp. Revenue, One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,589,602
New York, Metropolitan Transportation Authority Revenue:
Series D1, 5.0%, 11/15/2043	1,000,000	1,036,804
Series A2, 5.0% (a), 11/15/2045	2,665,000	2,856,402
New York, State Dormitory Authority Revenue:
Series C, 5.0%, 10/1/2031, INS: AG	20,000	20,034
Series A, 5.25%, 10/1/2050, INS: AG	1,100,000	1,150,584
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	761,438
New York, State Dormitory Authority Revenue, Memorial Sloan-Kettering Cancer Center, Series 1, 5.25%, 7/1/2054, GTY: S.K.I. Realty, Inc.	1,000,000	1,067,096
New York, State Dormitory Authority Revenue, Montefiore Obligated Group, Series A, 4.0%, 9/1/2050	1,000,000	836,460
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	476,503
Series A, 4.0%, 7/1/2032	500,000	469,829
Series A, 4.0%, 7/1/2033	500,000	462,811
Series A, 4.0%, 7/1/2035	500,000	448,859
Series A, 5.0%, 7/1/2030	500,000	501,108
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	499,334
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,712,373
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	835,000	859,643
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,716,041
New York, State Dormitory Authority Revenue, White Plains Hospital Obligated Group, 5.5%, 10/1/2054, INS: AG	1,250,000	1,325,509
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,560,686
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/1/2054	1,500,000	1,548,203
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2043	1,000,000	1,073,419
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,017,304
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,277,423
New York, State Dormitory Authority, New York University, Series A, 5.25%, 7/1/2055	1,000,000	1,072,311
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,381,240
Series A, 5.25%, 3/15/2052	1,500,000	1,577,677
New York, State Dormitory Authority, Sales Tax Revenue:
Series B, 5.0%, 3/15/2049	1,000,000	1,044,742
Series A, 5.0%, 3/15/2055	2,000,000	2,063,157
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water:
Series A, 5.0%, 9/15/2054	1,000,000	1,046,801
Series A, 5.25%, 6/15/2053	1,000,000	1,066,944
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (a), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	262,748
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,503,434	1,243,150
New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series A, 3.57% (a), 5/1/2042	1,000,000	1,006,050
New York, State Housing Finance Agency Revenue, West 62nd Street LLC, Series A-2, 3.6% (a), 11/1/2044, GTY: Federal Home Loan Mortgage	560,000	566,141
New York, State Liberty Development Corp. Revenue, Series A, 1.9%, 11/15/2031	200,000	177,517

New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,682,347
“3", Series A, 3.5%, 9/15/2052	1,000,000	780,223
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	315,000	314,017
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	780,011
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 5.25%, 11/15/2040, INS: AG	450,000	510,113
Series A, 5.25%, 11/15/2041, INS: AG	400,000	451,608
Series A, 5.25%, 11/15/2043, INS: AG	500,000	558,291
New York, State Thruway Authority Revenue:
Series P, 5.25%, 1/1/2054	2,000,000	2,121,342
Series A, 5.25%, 1/1/2056	500,000	528,165
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	489,898
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.25%, 12/31/2054, INS: AG	1,500,000	1,538,735
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	1,019,603
AMT, 4.375%, 10/1/2045	1,700,000	1,628,149
AMT, 6.0%, 4/1/2035	600,000	662,197
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	964,219
AMT, 6.0%, 6/30/2054	3,000,000	3,127,875
AMT, 6.0%, 6/30/2059	1,000,000	1,054,569
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	110,551
Series C, 5.0%, 12/1/2035	575,000	614,600
Series A, AMT, 5.0%, 12/1/2036	275,000	287,503
AMT, 5.0%, 12/1/2041	1,525,000	1,588,588
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,510,577
New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	1,022,729
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.25%, 12/1/2054	2,000,000	2,116,999
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series A-1, 5.25%, 11/15/2050	1,000,000	1,065,988
Series A-1, 5.25%, 11/15/2051	2,000,000	2,105,938
Series B1, 5.25%, 5/15/2054	1,000,000	1,047,822
Series A, 5.5%, 11/15/2053	3,000,000	3,239,195
New York City, NY, General Obligation:
Series L-4, 2.75% (b), 6/1/2026, LOC: U.S. Bank NA	400,000	400,000
Series A, 5.0%, 8/1/2051	2,000,000	2,052,043
Series G-1, 5.25%, 2/1/2053	250,000	262,272
Series D, 5.25%, 4/1/2054	1,500,000	1,562,676
Series A-1, 5.5%, 8/1/2050	1,000,000	1,080,629
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AG	1,000,000	960,666
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 2.8% (b), 6/1/2026, SPA: TD Bank NA	1,100,000	1,100,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-6, 2.7% (b), 6/1/2026, SPA: Mizuho Bank Ltd.	700,000	700,000
Series AA, 5.0%, 6/15/2051	1,200,000	1,244,608
Series DD, 5.25%, 6/15/2047	2,000,000	2,131,384
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,048,290
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,095,212
Series BB, 5.25%, 6/15/2055	1,000,000	1,055,157
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-4, 2.85% (b), 6/1/2026, SPA: JPMorgan Chase Bank NA	1,300,000	1,300,000
Series A3, 3.0%, 5/1/2045	3,000,000	2,405,384
Series E, 5.0%, 11/1/2053	1,000,000	1,029,227
Series D, 5.25%, 5/1/2048	1,500,000	1,588,478
Series CS, 5.25%, 5/1/2049	1,000,000	1,058,669
Series G-1, 5.25%, 5/1/2051	1,000,000	1,051,741
Series F-1, 5.25%, 2/1/2053	2,000,000	2,090,012
Series E, 5.5%, 11/1/2049	2,000,000	2,153,476
New York Counties, NY, Tobacco Trust IV, Series A2B, 5.0%, 6/1/2051	2,000,000	1,464,435
New York, NY, General Obligation:
Series B-1, 5.25%, 10/1/2043	1,000,000	1,074,619
Series C-1, 5.25%, 9/1/2050	1,000,000	1,052,332
Series D-1, 5.5%, 5/1/2044	285,000	308,639
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	344,160
Series A, AMT, 5.0%, 4/1/2038	600,000	615,176
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project, Series B, 4.0%, 7/1/2039	325,000	314,864
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (c)	1,400,000	700,000
Port Authority of New York & New Jersey:
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,782,276
Series 248, 5.0%, 1/15/2055	2,000,000	2,092,503
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, Series A, 5.5%, 5/15/2063	1,885,000	1,986,727
Westchester County, NY, Local Development Corp. Revenue, QSH LLC, Series A, 144A, 6.375%, 12/1/2055	1,000,000	1,036,559
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2048, INS: AG	1,000,000	1,078,741
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	285,404
Series A, 4.0%, 4/1/2051	600,000	547,196
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	583,507
Series A, 5.0%, 10/15/2050	325,000	300,157
Series A, 5.0%, 10/15/2054	465,000	412,770
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	658,519
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,572,395
		150,903,384
Guam 1.3%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	400,000	420,216
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	1,034,226
Series A, 5.0%, 1/1/2050	145,000	147,370

Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	212,633
Series A, 5.0%, 10/1/2038	190,000	192,202
Series A, 5.0%, 10/1/2040	135,000	136,311
		2,142,958
Puerto Rico 1.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	395,661
Series A1, 4.0%, 7/1/2046	515,217	456,956
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,460,065
		2,312,682
Total Municipal Investments (Cost $161,075,864)		155,359,024

Underlying Municipal Bonds of Inverse Floaters (d) 6.6%
New York
New York, State Dormitory Authority, 5.5%, 3/15/2053 (e)	5,000,000	5,406,621
Trust: New York, State Dormitory Authority, Series 2025-XM1316, 144A, 13.27%, 3/15/2033, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Series A, 5.0%, 3/15/2047 (e)	5,000,000	5,299,384
Trust: New York, State Dormitory Authority, Series 2026-XM1348, 144A, 13.36%, 3/15/2047, Leverage Factor at purchase date: 5 to 1
		10,706,005
Total Underlying Municipal Bonds of Inverse Floaters (Cost $10,507,657)		10,706,005

	Shares	Value ($)

Closed-End Investment Companies 0.4%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $568,949)	60,516	642,680

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $172,152,470)	103.7	166,707,709
Floating Rate Notes (d)	(4.8)	(7,750,000)
Other Assets and Liabilities, Net	1.1	1,739,670
Net Assets	100.0	160,697,379
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$166,065,029	$—	$166,065,029
Closed-End Investment Companies	642,680	—	—	642,680
Total	$642,680	$166,065,029	$—	$166,707,709

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DNYTF-PH3